UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2022

Item #1. Reports to Stockholders.

INDEX	Applied Finance Valuation Large Cap ETF

SEMI-ANNUAL
REPORT

For the Six Months Ended June 30, 2022 (unaudited)

Applied Finance Valuation Large Cap ETF

Important Disclosure Statement

The Applied Finance Valuation Large Cap ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 833-356-0909. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2022 and are subject to change at any time. For most recent information, please call 833-356-0909.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Portfolio Compositionas of June 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Healthcare	16.54%
Information Technology	16.10%
Software & Services	13.46%
Consumer Discretionary	11.95%
Communication Services	11.25%
Financials	9.69%
Consumer Staples	6.96%
Industrials	6.76%
Energy	3.07%
Materials	1.93%
Real Estate	0.87%
Utilities	0.30%
98.88%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of InvestmentsJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
98.88%	COMMON STOCKS

11.25%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	317	$24,682
	Alphabet, Inc. - Class A*	321	699,542
	Charter Communications, Inc.*	94	44,042
	Comcast Corp. - Class A*	861	33,786
	Electronic Arts, Inc.	69	8,394
	Meta Platforms, Inc.*	2,631	424,249
	Fox Corp.	126	4,052
	Netflix, Inc.*	164	28,679
	Omnicom Group, Inc.	232	14,758
	Paramount Global	106	2,616
	Take-Two Interactive Software*	50	6,127
	The Interpublic Group of Cos., Inc.	172	4,735
	Warner Bros. Discovery, Inc.*	317	4,254
			1,299,916

11.95%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	40	6,924
	Aptiv PLC*	31	2,761
	Autozone, Inc.*	40	85,965
	Bath & Body Works, Inc.	149	4,011
	Best Buy Co., Inc.	303	19,753
	Booking Holdings, Inc.*	6	10,494
	Carmax, Inc.*	167	15,110
	Chipotle Mexican Grill*	5	6,536
	Darden Restaurant, Inc.	29	3,280
	Dollar General Corp.	169	41,479
	Dollar Tree, Inc.*	132	20,572
	Domino’s Pizza, Inc.	88	34,294
	D. R. Horton, Inc.	561	37,133
	eBay, Inc.	364	15,168
	Ford Motor Co.	3,946	43,919
	Garmin Ltd.	130	12,773

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	Genuine Parts Co.	97	$12,901
	Hasbro, Inc.	200	16,376
	Hilton Worldwide Holdings, Inc.	49	5,461
	The Home Depot, Inc.	1,097	300,874
	Lennar Corp.	376	26,534
	LKQ Corp.	355	17,427
	Lowe’s Cos, Inc.	647	113,011
	Marriott Intl. - Class A*	203	27,610
	McDonald’s Corp.	376	92,827
	Mohawk Industries, Inc.*	24	2,978
	Newell Brands, Inc.	28	533
	Nike, Inc. - Class B	567	57,947
	NVR, Inc.*	6	24,025
	O’Reilly Automotive, Inc.*	130	82,129
	Pulte Group, Inc.	344	13,633
	Starbucks Corp.	573	43,771
	Tapestry, Inc.	186	5,677
	Target Corp.	400	56,492
	Tesla, Inc.*	72	48,486
	Tractor Supply Co.	65	12,600
	Ulta Beauty, Inc.*	24	9,252
	Under Armour, Inc. - Class C*	43	358
	Whirlpool Corp.	71	10,996
	Yum! Brands, Inc.	336	38,139
			1,380,209

6.96%	CONSUMER STAPLES
	Altria Group, Inc.	945	39,473
	Archer-Daniels-Midland Co.	71	5,510
	Brown-Forman Corp. - Class B	97	6,806
	Campbell Soup Co.	76	3,651
	Church & Dwight Co., Inc.	183	16,957
	The Clorox Co.	46	6,485
	The Coca Cola Co.	1,035	65,112
	Colgate-Palmolive Co.	440	35,262

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	Conagra Brands, Inc.	172	$5,889
	Constellation Brands, Inc. - Class A	46	10,721
	Costco Wholesale Corp.	116	55,596
	The Estee Lauder Cos., Inc.	127	32,343
	General Mills, Inc.	187	14,109
	The Hershey Co.	80	17,213
	The J.M. Smucker Co.	46	5,888
	Kellogg Co.	96	6,849
	Kimberly-Clark Corp.	84	11,353
	The Kraft Heinz Co.	85	3,242
	The Kroger Co.	214	10,129
	Lamb Weston Holding	24	1,715
	Mondelez International, Inc.	412	25,581
	PepsiCo., Inc.	302	50,331
	Philip Morris International, Inc.	957	94,494
	The Procter & Gamble Co.	787	113,163
	Sysco Corp.	26	2,202
	Tyson Foods, Inc. - Class A	189	16,265
	Walgreens Boots Alliance	426	16,145
	Walmart, Inc.	1,084	131,793
			804,277

3.07%	ENERGY
	APA Corp.	257	8,969
	Chevron Corp.	324	46,909
	ConocoPhillips	432	38,798
	Coterra Energy, Inc.	503	12,972
	Devon Energy Corp.	352	19,399
	Diamondback Energy, Inc.	100	12,115
	EOG Resources, Inc.	254	28,052
	Exxon Mobil Corp.	989	84,697
	Halliburton Co.	81	2,540
	Hess Corp.	23	2,437
	Kinder Morgan, Inc.	125	2,095

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	Marathon Oil Corp.	146	$3,282
	Marathon Petroleum Corp.	109	8,961
	Occidental Petroleum Corp.	305	17,958
	ONEOK, Inc.	195	10,823
	Phillips 66	128	10,495
	Pioneer Natural Resources Co.	125	27,885
	Schlumberger NV	24	858
	The Williams Cos., Inc.	231	7,210
	Valero Energy Corp.	74	7,865
			354,320

9.69%	FINANCIALS
	Aflac, Inc.	246	13,611
	The Allstate Corp.	321	40,680
	American Express Co.	895	124,065
	AON PLC - Class A	223	60,139
	Assurant, Inc.	10	1,728
	BlackRock, Inc.	74	45,069
	Brown & Brown, Inc.	66	3,850
	Cboe Global Markets, Inc.	207	23,430
	Chubb Ltd.	71	13,957
	Discover Financial Services	777	73,489
	FactSet Research Sysems, Inc.	37	14,229
	Hartford Financial Services	161	10,534
	MarketAxess Holdings, Inc.	14	3,584
	Marsh & Mclennan Cos, Inc.	347	53,872
	Moody’s Corporation	721	196,090
	PNC Financial Services Group, Inc.	88	13,884
	The Progressive Corp.	205	23,835
	S&P Global, Inc.	954	321,555
	Synchrony Financial	1,108	30,603
	T. Rowe Price Group, Inc.	350	39,763
	Travelers Companies, Inc.	34	5,750
	Willis Towers Watson Plc*	32	6,316
			1,120,033

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
16.54%	HEALTHCARE
	Abbott Laboratories	496	$53,890
	AbbVie, Inc.	1,711	262,057
	Abiomed, Inc.*	2	495
	Agilent Technologies, Inc.	74	8,789
	Align Technology, Inc.*	9	2,130
	Amgen, Inc.	392	95,374
	Becton Dickinson and Co.	24	5,917
	Biogen, Inc.*	126	25,696
	Bio-Rad Laboratories, Inc. - Class A*	1	495
	Bio-Techne Corp.	4	1,387
	Boston Scientific Corp.*	226	8,423
	Bristol-Myers Squibb Co.	1,925	148,225
	Cardinal Health, Inc.	183	9,565
	Cigna Corp	60	15,811
	Cooper Cos., Inc.	4	1,252
	CVS Health Corp.	429	39,751
	DaVita, Inc.*	51	4,078
	Dentsply Sirona, Inc.	11	393
	Edwards Lifesciences Corp.*	133	12,647
	Eli Lilly & Co.	232	75,221
	Gilead Sciences, Inc.	1,100	67,991
	HCA Healthcare, Inc.	211	35,461
	Henry Schein, Inc.*	55	4,221
	Hologic, Inc.*	231	16,008
	IDEXX Laboratories, Inc.*	29	10,171
	Illumina, Inc.*	8	1,475
	IQVIA Holdings, Inc.*	173	37,539
	Johnson & Johnson	1,663	295,199
	Laboratory Corp of America Holdings	74	17,343
	McKesson Corp.	152	49,584
	Medtronic PLC	187	16,783
	Mettler-Toledo International, Inc.*	24	27,570
	Moderna, Inc.*	414	59,140
	Molina Healthcare, Inc.*	26	7,270

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	Organon & Co.	237	$7,999
	Pfizer, Inc.	4,893	256,540
	Quest Diagnostics, Inc.	81	10,771
	Regeneron Pharmaceuticals, Inc.	75	44,335
	ResMed, Inc.	17	3,564
	Stryker Corp.	77	15,318
	Teleflex, Inc.	13	3,196
	UnitedHealth Group, Inc.	163	83,722
	Universal Health Services, Inc. - Class B	25	2,518
	Vertex Pharmaceuticals, Inc.*	100	28,179
	Viatris, Inc.	283	2,963
	Waters Corp.*	23	7,613
	West Pharmaceutical Services, Inc.	4	1,209
	Zimmer Biomet Holdings, Inc.	23	2,416
	Zoetis, Inc.	133	22,861
			1,910,555

6.76%	INDUSTRIALS
	3M Co.	268	34,682
	A.O. Smith Corp.	52	2,843
	Allegion PLC	69	6,755
	Carrier Global Corp.	284	10,127
	Caterpillar, Inc.	170	30,389
	Cintas Corp.	27	10,085
	CSX Corp.	1,269	36,877
	Cummins, Inc.	66	12,773
	Deere & Co.	132	39,530
	Dover Corp.	64	7,764
	Eaton Corp., PLC	1	126
	Emerson Electric Co.	165	13,124
	Expeditors International of Washington, Inc.	111	10,818
	Fastenal Co.	132	6,589
	Fedex Corp.	121	27,432
	Fortune Brands Home & Security	134	8,024
	Generac Holdings, Inc.*	57	12,003

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

	Number of Shares	Fair Value
General Dynamics Corp.	56	$12,390
Honeywell International, Inc.	231	40,150
IDEX Corp.*	10	1,816
Illinois Tool Works, Inc.	126	22,963
Ingersoll Rand, Inc.	348	14,644
JB Hunt Transport Services, Inc.	52	8,188
Johnson Controls International	1	48
L3Harris Technologies, Inc.	26	6,284
Leidos Holdings, Inc.	191	19,236
Lockheed Martin Corp.	134	57,615
Masco Corp.	360	18,216
Nielsen Holdings PLC	471	10,937
Nordson Corp.	17	3,441
Norfolk Southern Corp.	113	25,684
Northrop Grumman Corp.	80	38,286
Old Dominion Freight	41	10,507
Paccar, Inc.	111	9,140
Parker-Hannifin Corp.	31	7,628
Pentair PLC	127	5,813
Republic Services, Inc.	1	131
Robert Half International, Inc.	35	2,621
Rollins, Inc.	75	2,619
Snap-On, Inc.	28	5,517
Textron, Inc.	25	1,527
Trane Technologies PLC	63	8,182
TransDigm Group, Inc.*	9	4,830
Union Pac Corp.	350	74,648
United Parcel Services, Inc. - Class B	321	58,595
United Rentals ,Inc.*	40	9,716
Verisk Analytics, Inc.	93	16,097
Waste Management, Inc.	1	153
Westinghouse Air Brake Technology	46	3,776
WW Grainger, Inc.	20	9,089
Xylem, Inc.	7	547
		780,975

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
16.10%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	448	$34,259
	Amphenol Corp. Class A	171	11,009
	Analog Devices, Inc.	42	6,136
	ANSYS, Inc.*	9	2,154
	Apple, Inc.	5,566	760,984
	Applied Materials, Inc.	706	64,232
	Arista Networks, Inc.*	50	4,687
	Auto Desk*	45	7,738
	Broadcom, Inc.	417	202,583
	Cadence Design Systems*	36	5,401
	Cisco Systems, Inc.	1,322	56,370
	Corning, Inc.	237	7,468
	EPAM Sysems, Inc.*	14	4,127
	F5, Inc.*	15	2,296
	Hewlett Packard Enterprise, Co.	349	4,628
	HP, Inc.	1,147	37,599
	Intel Corp	3,050	114,100
	International Business Machines	129	18,214
	Intuit, Inc.	46	17,730
	IPG Photonics Corp.*	5	471
	Juniper Networks, Inc.	63	1,796
	Keysight Technologies, Inc.*	47	6,479
	KLA Corp.	123	39,247
	Lam Research Corp.	94	40,058
	Microchip Technology, Inc.	180	10,454
	Micron Technology, Inc.	375	20,730
	Monolithic Power Systems, Inc.	2	768
	Motorola Solutions, Inc.	53	11,109
	NXP Semiconductors NV	186	27,534
	PayPal Holdings, Inc.*	342	23,885
	Qorvo, Inc.*	60	5,659
	Qualcomm, Inc.	631	80,604
	Roper Technologies, Inc.	103	40,649
	Seagate Technology Holdings PLC	61	4,358

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	ServiceNow, Inc.*	7	$3,329
	SolarEdge Technologies, Inc.*	5	1,368
	Synopsys, Inc.*	23	6,985
	Te Connectivity, Ltd.	72	8,147
	Teradyne, Inc.	83	7,433
	Texas Instruments, Inc.	921	141,512
	Trimble Navigation, Ltd.*	85	4,950
	Zebra Technologies Corp. - Class A*	36	10,582
			1,859,822

1.93%	MATERIALS
	Air Products and Chemicals, Inc.	35	8,417
	Amcor PLC	263	3,269
	Ball Corp.	142	9,765
	Celanese Corp.	77	9,056
	CF Industries Holdings, Inc.	94	8,059
	Corteva, Inc.	127	6,876
	DOW, Inc.	281	14,502
	Dupont de Nemours, Inc.	7	389
	Eastman Chemical Co.	23	2,065
	FMC Corp.	100	10,701
	Freeport-McMoRan, Inc.	693	20,277
	International Paper Co.	175	7,320
	Linde PLC	30	8,626
	LyondellBasell Industries NV	403	35,246
	The Mosaic Co.	121	5,715
	Newmont Goldcorp Corp.	52	3,103
	Nucor Corp.	233	24,328
	Packaging Corporation of America	33	4,538
	Sealed Air Corp.	69	3,983
	The Sherwin-Williams Co.	157	35,154
	Vulcan Materials Co.	8	1,137
	Westrock Co.	11	438
			222,964

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
0.87%	REAL ESTATE
	AvalonBay Communities, Inc.	6	$1,165
	Boston Properties, Inc.	47	4,182
	CBRE Group, Inc.*	241	17,740
	Crown Castle International Corp.	72	12,123
	Digital Realty Trust, Inc.	33	4,284
	Equity Residential	70	5,055
	Essex Property	5	1,308
	Extra Space Storage, Inc.	30	5,104
	Federal Realty OP LP	10	957
	Healthpeak Properties, Inc.	56	1,451
	Iron Mountain, Inc.	101	4,918
	Kimco Realty Corp.	53	1,048
	Mid-America Apartment	6	1,048
	Prologis, Inc.	35	4,118
	Regency Centers Corp.	4	237
	Simon Property Group, Inc.	266	25,249
	Ventas, Inc.	100	5,143
	Weyerhaeuser Co.	160	5,299
			100,429

13.46%	SOFTWARE & SERVICES
	Accenture PLC	251	69,690
	Adobe, Inc.*	244	89,319
	Akamai Technologies, Inc.*	50	4,567
	Cognizant Technology Solutions	147	9,921
	Fidelity National Information	426	39,051
	Fiserv, Inc.*	584	51,958
	Gartner, Inc.*	61	14,752
	Global Payments, Inc.	229	25,337
	Jack Henry & Associates, Inc.	9	1,620
	Mastercard, Inc. - Class A	1,143	360,594
	Microsoft Corp.	2,476	635,911
	NortonLifeLock, Inc.	93	2,042
	Oracle Corp.	1,482	103,547

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Schedule of Investments - continuedJune 30, 2022 (unaudited)

		Number of Shares	Fair Value
	Paychex, Inc.	46	$5,238
	Verisign, Inc.*	130	21,753
	Visa, Inc.	608	119,709
			1,555,009

0.30%	UTILITIES
	American Water Works Co., Inc.	34	5,058
	CMS Energy Corp.	56	3,780
	Consellation Energy Corp.	315	18,037
	FirstEnergy Corp.	45	1,728
	NRG Energy, Inc.	84	3,206
	PPL Corp.	115	3,120
			34,929

98.88%	TOTAL COMMON STOCKS
	(Cost: $13,394,585)		11,423,438

98.88%	TOTAL INVESTMENTS
	(Cost: $13,394,585)		11,423,438
1.12%	Other assets, net of liabilities		129,739
100.00%	NET ASSETS		$11,553,177

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Statement of Assets and LiabilitiesJune 30, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $13,394,585) (Note 1)	$11,423,438
Cash	126,457
Dividends and interest receivable	7,851
TOTAL ASSETS	11,557,746

LIABILITIES
Accrued advisory fees	4,569
TOTAL LIABILITIES	4,569
NET ASSETS	$11,553,177

Net Assets Consist of:
Paid-in capital	$13,421,291
Distributable earnings (accumulated deficit)	(1,868,114)
Net Assets	$11,553,177

NET ASSET VALUE PER SHARE
Net Assets	$11,553,177
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	500,000
Net Asset Value and Offering Price Per Share	$23.11

See Notes to Financial Statements

SEMI-ANNUAL REPORT

INVESTMENT INCOME
Dividends, (net of foreign tax withheld of $29)	$91,709
Total investment income	91,709

EXPENSES
Investment advisory fees (Note 2)	27,497
Total expenses	27,497
Net investment income (loss)	64,212

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments*	150,318
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,543,353)
Net realized and unrealized gain (loss) on investments	(2,393,035)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,328,823)

*Includes realized gain as a result of in-kind transactions. See Note 3 in Notes to Financial Statements.

Applied finance VALUATION LARGE CAP ETF

Statement of OperationsFor the six months ended June 30, 2022 QES_RIGHT_TAB_MARKER(unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Statements of Changes in Net Assets

	For the six months ended June 30, 2022 (unaudited)	April 29, 2021* through December 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$64,212	$56,313
Net realized gain (loss) on investments	150,318	72,603
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,543,353)	572,206
Increase (decrease) in net assets from operations	(2,328,823)	701,122

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(56,226)
Decrease in net assets from distributions	—	(56,226)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,992,488	15,768,839
Shares redeemed	(2,025,285)	(6,498,938)
Increase (decrease) in net assets from capital stock transactions	3,967,203	9,269,901

NET ASSETS
Increase (decrease) during period	1,638,380	9,914,797
Beginning of period	9,914,797	—
End of period	$11,553,177	$9,914,797

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the six months ended June 30, 2022 (unaudited)	April 29, 2021(2) through December 31, 2021
Net asset value, beginning of period	$28.33	$25.00
Investment activities
Net investment income (loss)(1)	0.15	0.18
Net realized and unrealized gain (loss) on investments	(5.37)	3.31
Total from investment activities	(5.22)	3.49
Distributions
Net investment income	—	(0.16)
Total distributions	—	(0.16)
Net asset value, end of period	$23.11	$28.33

Total Return(3)	(18.43%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.49%	0.49%
Net investment income (loss)	1.14%	1.01%
Portfolio turnover rate(5)	18.11%	30.04%
Net assets, end of period (000’s)	$11,553	$9,915

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Commencement of Operations.

(3)Total return is for the periods indicated and have not been annualized.

(4)Ratios to average net assets have been annualized for the periods less than one year.

(5)Portfolio turnover rate is for the periods indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and have not been annualized.

SEMI-ANNUAL REPORT

Applied finance VALUATION LARGE CAP ETF

Notes to the Financial StatementsJune 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board of Trustees of the Trust (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices

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are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,423,438	$—	$—	$11,423,438
	$11,423,438	$—	$—	$11,423,438

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Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended June 30, 2022. The Fund held no Level 3 securities at any time during the six months ended June 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

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Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources

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to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$577,750

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

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NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Applied Finance Advisors, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.49%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

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Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$2,199,934	$2,022,227

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2022 were as follows:

Purchases	Sales	Realized Gain
$5,748,099	$2,012,031	$368,335

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NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the six months ended June 30, 2022, there were no such reclassifications.

There were no distributions during the six months ended June 30, 2022. The tax character of the distributions during the period ended December 31, 2021 was as follows:

Period ended December 31, 2021
Distributions paid from:
Ordinary income	$56,225

As of June 30, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Accumulated net investment income (loss)	$64,299
Accumulated net realized gain (loss) on investments	38,734
Net unrealized appreciation (depreciation) on investments	(1,971,147)
$(1,868,114)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$13,394,585	$153,099	$(2,124,246)	$(1,971,147)

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NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months ended June 30, 2022 (unaudited)	Period ended December 31, 2021
Shares sold	225,000	600,000
Shares reinvested	—	—
Shares redeemed	(75,000)	(250,000)
Net increase (decrease)	150,000	350,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

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Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand, or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, many asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. A reduction in a country’s growth rate could have an adverse effect on the prices of the various stocks held by the Fund.

Management Risk. The strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that the investment strategies or the Advisor’s actions as it relates to investment decisions for the Fund will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the Fund’s investment strategies and therefore adversely affect the ability of the Fund to achieve its investment objective.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different

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Notes to the Financial Statements - continuedJune 30, 2022 (unaudited)

market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated. Additionally, the Advisor may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

•Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

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Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs

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exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. While mid and small capitalization companies may offer substantial opportunities for capital growth, they also may involve more risks than larger capitalization companies. Historically, mid and small capitalization company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small capitalization companies to changing economic conditions. In addition, mid and small capitalization companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, mid and small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying loans, particularly those with floating interest rates.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the

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Applied Finance Valuation Large Cap ETF

Notes to the Financial Statements - continued

value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

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Supplemental InformationETF Opportunities Trust (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-833-356-0909 or on the SEC’s website at http://www.sec.gov.

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Applied Finance Valuation Large Cap ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2022 and held for the six months ended June 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Fund Expenses (unaudited) - continuedJune 30, 2022 (unaudited)

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 6/30/22
Applied Finance Valuation Large Cap ETF	$1,000.00	$ 908.61	0.49%	$2.32
Hypothetical**	$1,000.00	$1,024.79	0.49%	$2.46

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

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Applied Finance Valuation Large Cap ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Transfer Agent, Fund Accountant and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2022

* Print the name and title of each signing officer under his or her signature.